Intangible Assets - Additional Information (Detail) S/ in Thousands, $ in Millions, $ in Millions		12 Months Ended
	Dec. 10, 2014 USD ($)	Dec. 31, 2020 PEN (S/) Wells	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 PEN (S/)	Aug. 31, 2016 PEN (S/)	Dec. 31, 2014 PEN (S/)	Aug. 31, 2013 PEN (S/)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill		S/ 0	S/ 33,089			S/ 0
Period of operating economic activities of each CGU		5 years
Costs capitalized		S/ 41,000	108,000			S/ 68,000
Dismantling wells provision			36,000
Impairment loss reversal			S/ 20,676		$ 4,782
UNNA Energia S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Right for exploiting oil blocks in years	30
Total estimated investment | $	$ 400
Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.00%	7.00%
Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		11.00%	12.00%
Trademark [member] | Vial and Vives S.A.C. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Trademarks acquired									S/ 75,400
Trademark [member] | Morelco S.A.S. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill | $				$ 33
Trademarks acquired								S/ 33,330
Trademark [member] | Adexus S.A.[member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment impact in goodwill			S/ 900
Trademarks acquired							S/ 9,100
Oil lots three [member] | UNNA Energia S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		230
Oil lots four [member] | UNNA Energia S.A. [member] | Talara, Piura [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of wells | Wells		330
Concession rights [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		7.14%
Concession rights [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Borrowings interest rate		8.72%